Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users	$ 4,656	¥ 32,416	¥ 35,119
Payable for business acquisition	2,877	20,032	25,722
Accrued liabilities related to customers incentive program	1,347	9,374	1,395
Accrued professional service fees	2,197	15,298	8,028
Accrued advertising expenses	4,992	34,755	63,531
Deposits received from suppliers	23,623	164,456	90,853
Accrued operating expenses	4,286	29,840	32,391
Advanced payment from banks	3,605	25,095	15,567
Discounted bank acceptance notes	77,135	537,000	142,000
Short-term borrowings	29,281	203,845	49,312
Others	5,581	38,853	69,226
Total	$ 130,299	¥ 907,119	¥ 483,832